Post-retirement benefit obligations - Projected net pension liability summary (Details) - ZAR (R) R in Millions	Jun. 30, 2019	Jun. 30, 2018
Post-retirement benefit obligations
Pension asset	R (1,274)	R (1,498)
Noncurrent post-retirement obligations	12,708	11,900
Short-term portion	399	389
Pension
Post-retirement benefit obligations
Pension asset	(1,274)	(1,498)
Pension benefit obligation	9,014	8,046
Noncurrent post-retirement obligations	8,813	7,854
Short-term portion	201	192
Net post-retirement obligation (asset) recognized	7,740	6,548
South Africa | Pension
Post-retirement benefit obligations
Pension asset	(555)	(582)
Net post-retirement obligation (asset) recognized	(555)	(582)
Foreign Countries | Pension
Post-retirement benefit obligations
Pension asset	(719)	(916)
Pension benefit obligation	9,014	8,046
Noncurrent post-retirement obligations	8,813	7,854
Short-term portion	201	192
Net post-retirement obligation (asset) recognized	R 8,295	R 7,130